Loss before taxation (Tables)	12 Months Ended
Dec. 31, 2021
Loss before taxation
Schedule of expenses by nature

	Year ended December 31,
	2021	2020	2019
	$	$	$

Interest expenses on lease liabilities (notes 9(a) and 18(b))	205,915	49,400	64,107
Imputed interest on deferred consideration	22,235	9,513	—
Changes in the carrying amount of preference shares liabilities (note 26)	5,009,847	—	—
Other interest expenses	33	654	5,283
	5,238,030	59,567	69,390

(b) Staff costs

	Year ended December 31,
	2021	2020	2019
	$	$	$
Salaries, wages and other benefits	76,622,503	16,019,896	7,121,390
Contributions to defined contribution retirement plan	562,427	219,440	192,241
Equity-settled share-based payment expenses	22,141,614	1,229,312	2,515,276
	99,326,544	17,468,648	9,828,907

	Year ended December 31,
	2021	2020	2019
	$	$	$
Cost of inventories (note 15)	52,701,330	10,412,753	4,383,747
Depreciation charge (note 9)
– owned property, plant and equipment	2,745,549	708,637	617,334
– right-of-use assets	1,542,566	583,835	506,738
Amortization of intangible assets (note 10)	3,058,527	1,133,564	1,110,516
Write-off on property, plant and equipment	476,431	—	—
Auditor’s remuneration	1,221,439	566,553	56,763
Miscellaneous laboratory charges	13,953	12,892	15,529